Share-based Compensation - Schedule of Restricted Stock Unit Activity (Details) - $ / shares	9 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Restricted Stock Units (RSUs) | 2019 AEP
Awards
Outstanding, beginning of period (in shares)	11,601,185
Granted (in shares)	2,603
Cancelled and forfeited (in shares)	(234,922)
Outstanding, ending of period (in shares)	11,368,866
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 54.70	$ 54.47
Granted (in dollars per share)	54.51
Cancelled and forfeited (in dollars per share)	$ 54.51
Restricted Stock Units (RSUs) | 2019 EIP
Awards
Outstanding, beginning of period (in shares)	192,999
Vested (in shares)	(192,999)
Outstanding, ending of period (in shares)	0
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 0	51.00
Vested (in dollars per share)	$ 51.00
Executive Awards | 2022 RSU Plan
Awards
Outstanding, beginning of period (in shares)	11,129,734
Executed Awards converted from liability awards (in shares)	1,875,202
Granted (in shares)	17,134,484
Vested (in shares)	(4,969,122)
Cancelled and forfeited (in shares)	(532,881)
Outstanding, ending of period (in shares)	24,637,417
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 41.97	$ 35.87
Executed Awards converted from liability awards (in dollars per share)	51.00
Granted (in dollars per share)	43.68
Vested (in dollars per share)	37.44
Cancelled and forfeited (in dollars per share)	$ 40.27
Restricted Stock Units, Liability-Classified | 2022 RSU Plan
Awards
Vested (in shares)	(351,022)